Stock-Based Compensation Plans Stock Option Valuation Assumptions (Details)	12 Months Ended
Aug. 27, 2016 $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividend yield	2.40%
Risk free interest rate	1.49%
Expected life (in years)	5 years
Expected volatility	43.52%
Weighted average fair value of options granted	$ 5.31